Share Capital - Summary of Share Capital (Details) - shares	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Disclosure Of Classes Of Share Capital [Abstract]
Beginning balance, shares	35,369,338	33,806,422	28,556,422	28,556,422
Shares issued and sold, shares	1,562,916
Ending balance, shares	35,369,338